Stockholders’ equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Summary of Status of Company's Option Plans and Changes

	2023		2022
		Weighted		Weighted
	Number of	average	Number of	average
	share	exercise	share	exercise
	options	price	options	price
Options outstanding at beginning of year	177,095	$54.51	189,390	$54.8
Granted	75,000	$1.05	2,666	$5.7
Forfeited	(11,351)	$36.8	(14,961)	$49.61
Outstanding at end of year	240,744	$38.32	177,095	54.51
Options exercisable at year end	$159,229	$55.88	152,469	56.9